Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

6. RELATED PARTY TRANSACTIONS

(a) Revenue – related party

Since May 2017, the Company has entered into a series of contracts with Shenzhen Taoping New Media Co., Ltd. (Shenzhen Taoping) and its affiliates for the sale of the Company’s Cloud-Application-Terminal based digital ads display terminals, software and technical services. Shenzhen Taoping is a related party company controlled by Mr. Lin, the Company’s Chairman and Chief Executive Officer. For the years ended December 31, 2019 and 2018, revenues from related parties for sales of products were approximately $7.4 million and $9.4 million, respectively. Accounts receivable from related parties, net of allowance for doubtful accounts, as of December 31, 2019 and 2018 were approximately $12.5 million and $9.5 million, respectively. Advances received from related parties were $140,938 and $51,183 as of December 31, 2019 and 2018, respectively.

(b) Other revenue – related parties

On July 1, 2017, the Company entered into a lease agreement with Shenzhen Taoping for leasing the Company’s office space located at 18th Floor, Education and Technology Building, Zhuzilin, Futian District, Shenzhen City which has been renewed on July 1, 2019 and expires on June 30, 2022. Shenzhen Taoping is a company controlled by Mr. Lin. For the years ended December 31, 2019, 2018 and 2017, the Company’s rental income from related party were approximately $61,000, $63,000 and $31,000, respectively. Other revenue generated from related parties also includes system maintenance service provided to Taoping affiliate customers, which was $44,621, $22,416 and $26,373, for the years ended December 31, 2019, 2018 and 2017, respectively.

(c) Services purchase – related party

iASPEC and Bocom each has a total of $65,276 and $66,135 payable to Shenzhen Taoping as of December 31, 2019 and 2018, respectively, for certain consultation service provided by Shenzhen Taoping during 2018. The balance will be paid off by the end of 2020. No consultation service was provided in 2019.

(d) Loan receivable – related party

As of December 31, 2019, the Company recorded a total of $0.4 million loan receivable from Shenzhen Taoping, which is for a nine-month short-term loan without interest and is expected to be fully repaid by September 2020.

(e) Amount due to related party

As of December 31, 2019 and 2018, the due to related party was $ 0.13 million and $ 1.0 million, respectively, which was borrowed from Shenzhen Taoping for working capital purpose. The due to related party was due on demand without interest.